Intangible Assets Other Than Goodwill - Summary of Reconciliations of the Carrying Amounts of Intangible Assets (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 165,114,521	$ 132,278,593
Changes in identifiable intangible assets
Increases other than from business combinations	26,651,901	55,343,609
Increase (decrease) from foreign currency translation differences	11,685,204	(4,741,373)
Amortization (1)	(12,227,307)	(14,375,081)
Impairment loss recognized in profit or loss		(217,658)
Dispositions and removal from service		(1,616,582)
Dispositions		(1,616,582)
Argentina Hyperinflation Effect	260	142
Other Increases (decreases)	(3,024)	(1,557,129)
Total movements in identifiable intangible assets	26,107,034	32,835,928
Ending balance	191,221,555	165,114,521
Impairment losses, intangible assets other than goodwill	0	0
Easements and Water Rights [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	15,032,077	17,352,892
Changes in identifiable intangible assets
Increase (decrease) from foreign currency translation differences	872,636	(239,991)
Amortization (1)		(556,017)
Increases (decreases) from transfers and other movements	61,565	91,775
Increases (decreases) from transfers	61,565	91,775
Dispositions and removal from service		(1,616,582)
Dispositions		(1,616,582)
Total movements in identifiable intangible assets	934,201	(2,320,815)
Ending balance	15,966,278	15,032,077
Concession [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	43,584,113	26,156,419
Changes in identifiable intangible assets
Increases other than from business combinations		23,221,080
Increase (decrease) from foreign currency translation differences	8,594,987	(3,566,641)
Amortization (1)	(1,841,472)	(2,009,087)
Impairment loss recognized in profit or loss		(217,658)
Increases (decreases) from transfers and other movements	5,062,961
Increases (decreases) from transfers	5,062,961
Total movements in identifiable intangible assets	11,816,476	17,427,694
Ending balance	55,400,589	43,584,113
Patents, Registered Trademarks and Other Rights
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	200,995	316,970
Changes in identifiable intangible assets
Amortization (1)	(24,200)	(24,200)
Increases (decreases) from transfers and other movements	881,240	(91,775)
Increases (decreases) from transfers	881,240	(91,775)
Total movements in identifiable intangible assets	857,040	(115,975)
Ending balance	1,058,035	200,995
Computer Software [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	94,668,184	76,162,800
Changes in identifiable intangible assets
Increases other than from business combinations	26,651,901	32,122,529
Increase (decrease) from foreign currency translation differences	781,819	(273,172)
Amortization (1)	(10,361,635)	(11,785,777)
Increases (decreases) from transfers and other movements	614,323	(1,067)
Increases (decreases) from transfers	614,323	(1,067)
Other Increases (decreases)	(3,024)	(1,557,129)
Total movements in identifiable intangible assets	17,683,384	18,505,384
Ending balance	112,351,568	94,668,184
Other Identifiable Intangible Assets [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	11,629,152	12,289,512
Changes in identifiable intangible assets
Increase (decrease) from foreign currency translation differences	1,435,762	(661,569)
Increases (decreases) from transfers and other movements	(6,620,089)	1,067
Increases (decreases) from transfers	(6,620,089)	1,067
Argentina Hyperinflation Effect	260	142
Total movements in identifiable intangible assets	(5,184,067)	(660,360)
Ending balance	$ 6,445,085	$ 11,629,152